Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Residential mortgage guaranteed loans	$ 56.3	$ 60.2